COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of supplemental information related to leases

	Nine Months Ended September 30,
	2022	2021
Lease cost:
Operating lease cost	$582,989	$214,470
Short-term lease cost	26,127	15,933

Other information:
Operating cash outflow used for operating leases	323,750	220,721
Weighted average discount rate	9.0%	12.0%
Weighted average remaining lease term	9.6 years	0.1 years

	Year Ended December 31,
	2021	2020
Lease cost:
Operating lease cost	$414,085	$279,975
Short-term lease cost	21,628	21,341

Other information:
Operating cash outflow used for operating leases	285,959	344,307
Weighted average discount rate	9.0%	12.0%
Weighted average remaining lease term	10.4 years	0.8 years

Future minimum lease payments for non-cancelable operating leases

Amount
Calendar year:
2022	$(7,970)
2023	696,869
2024	779,087
2025	798,556
2026	818,518
Thereafter	4,882,411
Total undiscounted future minimum lease payments	7,967,471
Less: Impact of discounting	(2,851,719)
Total present value of operating lease obligations	5,115,752
Current portion	(497,694)
Operating lease obligations, less current portion	$4,618,058

As of December 31, 2021
Fiscal year:
2022	$315,302
2023	696,869
2024	779,087
2025	798,556
2026	818,518
Thereafter	4,803,472
Total undiscounted future minimum lease payments	8,211,804
Less: Impact of discounting	(3,156,719)
Total present value of operating lease liabilities	5,055,085
Current portion	(315,302)
Operating lease liability, less current portion	$4,739,783